Held-For-Sale Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets Held for Sale and Discontinued Operations [Line Items]
Reimbursement cost	$ 12,000,000
Interest rate	7.00%
Weight average cost of capital	17.60%	17.10%
Unitel S.A. ("Unitel")]
Assets Held for Sale and Discontinued Operations [Line Items]
Amount paid to shareholder	$ 339.4
Loss due to equity interest amount	$ 314,800,000
Africatel Holding BV | Minimum
Assets Held for Sale and Discontinued Operations [Line Items]
Weight average cost of capital	15.30%
Africatel Holding BV | Maximum
Assets Held for Sale and Discontinued Operations [Line Items]
Weight average cost of capital	21.20%
Africatel Holding BV | Unitel S.A. ("Unitel")]
Assets Held for Sale and Discontinued Operations [Line Items]
Percentage of ownership prior to disposal	25.00%
Africatel Holding BV | OI [Member]
Assets Held for Sale and Discontinued Operations [Line Items]
Percentage of ownership prior to disposal	75.00%